Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	June 30, 2024	December 31, 2023
Vehicles	$498,635	$510,385
Office equipment	352,917	360,740
Leasehold improvement	474,901	486,091
Less: accumulated depreciation	(784,070)	(680,570)
	$542,383	$676,646